Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

					To be Well Capitalized
					under Prompt
			For Capital Adequacy		Corrective Action
	Actual		Purposes		Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2017:
Total capital (to risk-weighted assets)	$113,091	14.11%	≥$64,126	≥8.00%	≥$80,158	≥10.00%
Tier 1 capital (to risk-weighted assets)	105,457	13.16	≥48,095	≥6.00	≥64,126	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	105,457	13.16	≥36,071	≥4.50	≥52,103	≥6.50
Tier 1 capital (to average assets)	105,457	9.36	≥45,075	≥4.00	≥56,343	≥5.00

As of December 31, 2016:
Total capital (to risk-weighted assets)	$107,765	14.12%	≥$61,057	≥8.00%	≥$76,321	≥10.00%
Tier 1 capital (to risk-weighted assets)	101,302	13.27	≥45,793	≥6.00	≥61,057	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	101,302	13.27	≥34,344	≥4.50	≥49,609	≥6.50
Tier 1 capital (to average assets)	101,302	9.16	≥44,251	≥4.00	≥55,314	≥5.00